Mainland China Contribution Plan	12 Months Ended
May 31, 2016
Text Block [Abstract]
Mainland China Contribution Plan
21.	MAINLAND CHINA CONTRIBUTION PLAN

The Group’s full time employees in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were US$52,159, US$61,448 and US$71,434 for the years ended May 31, 2014, 2015 and, 2016, respectively.